                      November 19, 2004

VIA FEDERAL EXPRESS AND EDGAR

    Re:
    Foundation Coal Holdings, Inc.
    Amendment No. 3 to Form S-1
    filed on November 15, 2004
    File No. 333-118427

Perry Hindin
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Dear Mr. Hindin:

        On behalf of Foundation Coal Holdings, Inc. (the "Company"), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the "Staff") dated November 18, 2004 (the "comment letter") relating to Amendment No. 3 to the above-referenced Registration Statement on Form S-1 filed on November 15, 2004 (the "Registration Statement"). We have also revised the Registration Statement in response to the Staff's comments and are filing concurrently with this letter Amendment No. 4 to the Registration Statement ("Amendment No. 4"), which reflects these revisions and updates certain other information.

        For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter. Page references in the text of this letter correspond to the pages of Amendment No. 4.

Form S-1

Emerald Mine—new disclosure

1.
We note the new disclosure you added regarding the Emerald mine. Provide expanded disclosure to clarify the nature and extent of the "adverse geological problems" and "adverse geological conditions" to which you refer at pages 52 and 54. Also make clear whether you foresee similar problems or conditions and whether these represent known trends or uncertainties.

  The Company has expanded its disclosure on pages 16, 53 and 55 to clarify the nature and extent of the geological conditions at the Emerald mine and has added disclosure on page 53 to the effect that while uncertain, the Company does expect to encounter similar geological conditions in future panels at Emerald. However, for the Staff's information, the Company does not believe that underground geological conditions can properly be described as "trends." On the other hand, it believes that geology itself is uncertain and, accordingly, has written the responsive disclosure from that perspective.

Use of Proceeds, page 33

2.
Briefly explain why it is unknown whether management members will receive their dividends in stock or cash. Add a cross reference to disclosure that explains the basis for and timing of that determination.

  The Company has revised its disclosure on page 33 of the Registration Statement to explain that whether to declare a dividend in stock or cash is at the discretion of the board of directors. To aid the reader, we have also added a sentence to the effect that the Company currently expects to board to declare management's share of the dividend in stock. The Company has not added a cross reference to another section of the Registration Statement because the requested disclosure explaining the basis for and timing of that determination is included on page 33.

Dividend Policy, page 33

3.
We note the general assertion regarding your intention to pay dividends at page 70. Disclose in this section for how many periods the board expects to declare the quarterly dividend at the stated rate. Also provide more details regarding the amendment to your credit agreement that permits the payment of the "certain dividends" to which you refer at page 70.

  The Company has added new disclosure on pages 34 and 71 in response to the Staff's comment. Also, the Company has added details regarding the amendment to the Company's credit agreement on pages 71 and 72. The Company has filed the amendment to the credit agreement as Exhibit 10.1.1 to the Registration Statement.

4.
We note the revised disclosure in the second paragraph. Explain in necessary detail how the referenced instruments "currently limit" the dividends payable to you and what impact, if any, this could have on your ability to declare and pay the intended quarterly dividends to which you refer.

  The Company has added disclosure on pages 71 and 72 of the Registration Statement to describe the limitations in the credit agreement and indenture on the dividends payable to the Company for payments by the Company to its shareholders. The Company has also added a cross-reference on page 34 to the more detailed disclosure of these limitations on pages 71 and 72.

Dilution, page 36

5.
Disclose explicitly that as a result of the $350,000,000 dividend, existing stockholders will receive more than they invested in your stock. Also revise the tabular presentation to give effect to the $350,000,000 dividend, and use the ensuing text to explain the impact of the dividend.

  The Company has revised its disclosure on page 37 of the Registration Statement accordingly.

* * * * * * *

        Reference is made to prior comment 1 in the comment letter of the Staff dated October 29, 2004 relating to Amendment No. 2 to the above referenced Registration Statement filed on October 22, 2004. The Company provides the following update to the Staff with respect to the electronic offer, sale and distribution of the shares by underwriters: ABN AMRO Rothschild LLC has informed the Company that they will not engage in an electronic offer, sale or distribution of the shares. Where Natexis Bleichroeder ("NBI") determines to provide prospectuses through electronic media, the following guidelines apply:

  •
  The prospectus itself may be sent to the investor by disk, tape, email, or similar method.

  •
  If a prospectus is posted on NBI's web site, separate written notice by email or regular mail will be forwarded to the investor.

  •
  Customers must agree to accept electronic delivery and consent retained in the customer's records.

  •
  Delivery must be evidenced (confirmation document has been downloaded, record of hyper link access; etc.).

  •
  Current updated versions of the preliminary prospectus may be posted on NBI's website available to all potential investors. Notice of updates are sent to investors expected to purchase the offered securities.

  •
  Final prospectuses will be posted to the website and written notice mailed to purchasers notifying them how they may access the prospectus.

  •
  When a prospectus is amended, (1) a postcard or email will be sent to investors notifying them of the availability of the amended prospectus or (2) a paper copy of the amendment will be sent to investors.

* * * * * * *

        We will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

        Please call me (212-455-3189) or Scott Fisher (212-455-2456) of my firm if you wish to discuss the Company's responses to the comment letter.

                      Very truly yours,

                      /s/  EDWARD P. TOLLEY III

                      Edward P. Tolley III